Note 4 - Securities Classified as Available-for-Sale that have been in a Continuous Unrealized Loss Position in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale-Fair Value Less than 12 Months	¥ 994,658	¥ 946,712
Available-for-sale-Unrealized Losses Less than 12 Months	79,267	¥ 95,116
Available-for-sale-Fair Value 12 Months or More	7,587
Available-for-sale-Unrealized Losses 12 Months or More	2,977
Available-for-sale-Fair Value	1,002,245	¥ 946,712
Available-for-sale-Unrealized Losses	¥ 82,244	¥ 95,116